UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 170.4%
Long-Term Municipal Bonds - 170.4%
Alabama - 6.0%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/29 (Pre-refunded/ETM)	$3,000	$3,611,610
Huntsville AL Hlth Care Auth
Series 02B
5.75%, 6/01/32 (Pre-refunded/ETM)	6,000	6,329,940
Jefferson Cnty AL LT Sch Wts
Series 04A
5.25%, 1/01/18-1/01/23	3,100	2,869,887
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	1,535	1,602,647
FGIC Series 02B
5.00%, 2/01/41 (Pre-refunded/ETM)	2,465	2,579,943
Marshall Cnty AL Hlth Care Auth
Series 02A
5.75%, 1/01/32	2,500	2,485,000
Series 02D
5.75%, 1/01/32	3,000	2,982,000
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 04C
5.125%, 11/15/24	1,500	1,479,285

		23,940,312

Alaska - 2.6%
Alaska Intl Arpt
NPFGC Series 03B
5.00%, 10/01/26	2,000	2,026,020
Alaska Muni Bond Bank Auth
NPFGC Series 04G
5.00%, 2/15/22-2/15/24	2,930	3,042,183
Four Dam Pool AK Elec
Series 04
5.00%, 7/01/24 (Pre-refunded/ETM)	1,035	1,164,303
5.25%, 7/01/25 (Pre-refunded/ETM)	2,195	2,485,003
5.25%, 7/01/26 (Pre-refunded/ETM)	1,385	1,567,986

		10,285,495

Arizona - 1.7%
Arizona Cap Fac Fin Corp. (Arizona St Univ)
Series 00
6.25%, 9/01/32	1,550	1,483,520
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,250	1,317,013
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	4,150	4,103,785

		6,904,318

	Principal Amount (000)	U.S. $ Value
Arkansas - 0.3%
Arkansas Dev Fin Auth SFMR
Series 02A
5.30%, 7/01/34	$1,365	$1,366,966

California - 19.7%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	4,860	5,632,303
California GO
5.00%, 2/01/32	2,450	2,461,515
5.25%, 4/01/30	20	20,134
Series 04
5.00%, 2/01/33	1,100	1,101,034
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,223,520
Coachella Valley CA USD COP
NPFGC Series 03
5.00%, 9/01/31	1,000	907,640
Coast CA CCD GO
AGM Series 06B
5.00%, 8/01/23-8/01/24 (a)	11,370	11,962,186
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/43 (Pre-refunded/ETM)	2,250	2,456,572
XLCA Series 03B
5.50%, 6/01/33 (Pre-refunded/ETM)	3,000	3,275,430
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (a)	4,480	4,900,788
Hartnell CA CCD GO
NPFGC Series 03A
5.00%, 8/01/27 (Pre-refunded/ETM)	1,155	1,261,653
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	2,000	1,964,680
Long Beach CA Bond Fin Auth (Aquarium of The Pacific)
AMBAC Series 2001
5.00%, 11/01/26	1,460	1,330,308
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	5,800	6,046,558
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,715	1,683,873
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,027,579
Los Angeles CA Regl Arpts Impt Corp. (Laxfuel Corp.)
AMBAC Series 01
5.50%, 1/01/32	9,500	8,842,125

	Principal Amount (000)	U.S. $ Value
Los Angeles CA Wstwtr Sys
5.00%, 6/01/26	$7,000	$7,462,280
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	3,000	2,875,650
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,455	1,446,052
San Rafael CA Elem SD GO
AGM Series 03A
5.00%, 8/01/28 (Pre-refunded/ETM)	2,820	2,954,401

		78,836,281

Colorado - 4.6%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	480	409,200
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,425	2,479,686
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,516,736
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/25	6,865	7,107,334
Northwest Met Dist #3 CO
6.125%, 12/01/25	1,000	843,170
Park Creek Met Dist CO
Series 05
5.25%, 12/01/25	3,000	2,949,390
5.50%, 12/01/30	890	864,163
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22 (b) (c)	1,970	886,500
Series 04
6.125%, 12/01/19 (b)	1,180	531,000

		18,587,179

District of Columbia - 0.9%
District of Columbia Tax Incr (Gallery Place Proj)
AGM Series 02
5.40%, 7/01/31	3,500	3,524,535

Florida - 12.2%
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	4,930	4,935,275
Florida HFC MFHR (Westlake Apts)
AGM Series 02-D1
5.40%, 3/01/42	8,780	8,624,857
Florida HFC MFHR (Westminster Apts)
AGM Series 02E-1

	Principal Amount (000)	U.S. $ Value
5.40%, 4/01/42	$3,000	$2,946,810
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,465,032
Florida St Univ Fin Asst
AMBAC Series 02
5.00%, 10/01/31	5,000	5,011,400
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 00A
5.75%, 10/01/25	4,500	4,511,160
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	4,075,800
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
NPFGC-RE Series 02
5.375%, 10/01/32	6,040	5,828,721
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,175	2,081,475
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,085	1,073,304
Orange Cnty FL Hlth Fac Auth
Series 02
5.75%, 12/01/32 (Pre-refunded/ETM)	2,800	2,998,156
Pinellas Cnty FL HFA SFMR (Pinellas Cnty FL HFA)
Series 02A
5.40%, 3/01/32	565	565,548
Univ of Central FL COP
NPFGC-RE Series 04A
5.125%, 10/01/24	1,325	1,328,551
Village CDD #5 FL
Series 03A
6.00%, 5/01/22	550	552,282

		48,998,371

Georgia - 0.6%
Cartersville GA Dev Auth (Anheuser-Busch Cos., Inc.)
Series 02
5.95%, 2/01/32	2,510	2,516,877

Hawaii - 2.3%
Hawaii Arpts Sys
Series 2010A
5.00%, 7/01/34	5,000	4,972,800
Hawaii Dept Budget & Finance (Hawaiian Electric Co.)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,359,735

		9,332,535

Illinois - 14.6%
Bolingbrook IL GO

	Principal Amount (000)	U.S. $ Value
FGIC Series 02A
5.375%, 1/01/38 (Pre-refunded/ETM)	$5,000	$5,107,300
Chicago IL GO
NPFGC-RE Series 00C
5.50%, 1/01/40	5,450	5,450,272
AGM Series A
5.00%, 1/01/25	380	386,365
Chicago IL HFA SFMR (Chicago IL HFA)
Series 02B
6.00%, 10/01/33	270	276,723
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,834,436
NPFGC Series A
5.375%, 1/01/32	15,000	14,398,050
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	1,830	1,829,854
Cook Cnty IL SD #29 GO
AGM Series 04
5.00%, 12/01/20	2,000	2,062,060
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,679	2,333,141
Hampshire IL SSA
5.80%, 3/01/26	1,775	1,268,806
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	1,250	923,975
Illinois Finance Auth (Loyola Univ)
XLCA Series 04A
5.00%, 7/01/24	1,495	1,525,752
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,785	1,628,813
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	5,500	5,376,360
Univ of Illinois
AGM Series 07A
5.25%, 10/01/26 (a)	10,800	10,969,452

		58,371,359

Indiana - 4.1%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/21-7/15/22	2,150	2,234,818
Indiana Dev Fin Auth (Inland Steel Co.)
Series 97
5.75%, 10/01/11	2,925	2,932,868
Indiana HFA SFMR (Indiana HFA)
Series 02

	Principal Amount (000)	U.S. $ Value
5.55%, 7/01/32	$890	$891,202
Indianapolis IN Loc Bond Bank
NPFGC Series 2A
5.25%, 7/01/33 (Pre-refunded/ETM)	10,000	10,459,400

		16,518,288

Iowa - 0.1%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	260	280,672
Iowa Finance Auth SFMR (Iowa Finance Auth)
Series 02
5.40%, 7/01/32	35	35,003

		315,675

Kansas - 0.3%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,395	1,142,156

Louisiana - 4.4%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,434,737
Louisiana HFA SFMR (Louisiana HFA)
Series 02C
5.60%, 6/01/33	530	531,049
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	535	551,440
New Orleans LA GO
NPFGC
5.00%, 3/01/18	2,285	2,378,959
5.25%, 12/01/20	1,000	1,047,950
NPFGC Series 05
5.00%, 12/01/29	2,700	2,630,259
RADIAN Series A
5.00%, 12/01/22	5,875	6,064,234

		17,638,628

Massachusetts - 1.9%
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	3,470	3,680,941
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	2,000	1,971,200
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	1,899,555

		7,551,696

	Principal Amount (000)	U.S. $ Value
Michigan - 7.2%
Detroit MI Swr Disp
NPFGC
5.25%, 7/01/22	$5,000	$5,166,350
Michigan Strategic Fund (Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	5,000	4,786,850
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/23	2,140	1,866,059
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	16,500	17,087,235

		28,906,494

Minnesota - 0.3%
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	1,200	1,199,952

Mississippi - 1.0%
Gulfport MS Hosp Fin Auth (Memorial Hosp At Gulfport)
Series 01A
5.75%, 7/01/31	4,000	4,000,200

Missouri - 0.8%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	2,000	2,076,700
Missouri HDC SFMR (Missouri HDC)
Series 02A-1
5.58%, 9/01/32	625	639,388
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	600,252

		3,316,340

Nevada - 3.0%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.00%, 9/01/23	4,700	4,427,118
Reno NV Spl Tax
NPFGC-RE Series 02
5.375%, 6/01/32 (Pre-refunded/ETM)	4,710	4,907,443
5.375%, 6/01/32	2,790	2,577,207

		11,911,768

New Hampshire - 1.3%
New Hampshire Hlth & Ed Fac Auth
Series 02
6.125%, 7/01/31 (Pre-refunded/ETM)	4,200	4,345,068

	Principal Amount (000)	U.S. $ Value
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	$820	$829,742

		5,174,810

New Jersey - 1.4%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	5,095	4,917,643
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	500	526,075

		5,443,718

New York - 10.2%
New York NY GO
5.00%, 8/01/28	1,690	1,804,768
Series 04G
5.00%, 12/01/23	1,600	1,715,792
Series 06
5.00%, 6/01/22	1,160	1,266,778
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	5,000	5,506,950
New York NY Trnsl Fin Auth
Series 2007B
5.00%, 11/01/24	7,395	7,987,266
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (a)	7,000	7,546,490
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	7,000	7,600,355
5.00%, 6/15/27	5,000	5,485,300
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	300	322,329
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,775	1,470,374

		40,706,402

North Carolina - 1.0%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
NPFGC Series 04A
5.25%, 7/01/24	2,895	3,001,478
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	1,080	1,195,927

		4,197,405

	Principal Amount (000)	U.S. $ Value
North Dakota - 0.7%
North Dakota HFA SFMR (North Dakota HFA)
Series 02
5.65%, 1/01/34	$555	$555,205
Ward Cnty ND Hlth Care Fac (Trinity Health)
Series 2006
5.125%, 7/01/18-7/01/20	2,075	2,113,774

		2,668,979

Ohio - 2.9%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,840	1,572,372
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	5,000	5,037,350
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr)
RADIAN Series 03
5.00%, 6/15/22-6/15/24	5,210	4,943,599

		11,553,321

Oregon - 2.6%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	4,760	4,486,395
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25	5,000	5,725,050

		10,211,445

Pennsylvania - 2.9%
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	462,570
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	3,495	3,647,697
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	4,100	3,885,119
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/28	1,500	1,629,855
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	1,150	940,734
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)

	Principal Amount (000)	U.S. $ Value
5.00%, 3/01/22	$990	$1,014,146

		11,580,121

Puerto Rico - 2.4%
Puerto Rico GO
5.25%, 7/01/23	2,625	2,654,269
Series 01A
5.50%, 7/01/19	1,705	1,829,090
Series 03A
5.25%, 7/01/23	500	501,865
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	1,000	1,076,780
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	3,370	3,469,044

		9,531,048

Rhode Island - 1.5%
Rhode Island Hlth Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	5,851,839

South Carolina - 2.3%
Charleston SC Eld Excellence Fin Corp. (Charleston Cnty SC SD Lease)
5.25%, 12/01/30	2,000	2,110,540
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	1,600	1,612,544
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	5,450	5,523,630

		9,246,714

Tennessee - 2.5%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,760	1,759,930
5.25%, 9/01/26	725	719,454
Tennessee Ed Fndg Corp. (Tennessee Ed Fndg Stud Ln)
Series 97A
6.20%, 12/01/21	7,705	7,722,336

		10,201,720

Texas - 34.1%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	960	1,038,758
Bexar Cnty TX HFC MFHR (Doral Club & Sutton House Apts)
NPFGC Series 01A
5.55%, 10/01/36	13,990	11,434,167

	Principal Amount (000)	U.S. $ Value
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	$525	$488,943
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	480	480,134
Series 2008
5.00%, 8/15/21	1,210	1,210,436
Dallas Fort Worth TX Intl Arpt
NPFGC-RE Series 01
5.50%, 11/01/35	6,500	6,388,330
NPFGC Series 03A
5.25%, 11/01/25	2,000	2,020,060
Dallas TX ISD GO
6.00%, 2/15/28	2,500	2,865,300
Dripping Springs TX ISD GO
5.125%, 2/15/28	5,715	6,157,570
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	8,264,970
Frisco TX GO
NPFGC-RE
5.00%, 2/15/23	3,220	3,466,974
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	865	863,244
Gulf Coast Wtr Auth TX (Anheuser-Busch Cos., Inc.)
Series 02
5.90%, 4/01/36	9,000	9,020,520
Harris City TX Toll Road
AGM Series 02
5.125%, 8/15/32 (Pre-refunded/ETM)	7,500	7,881,075
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	1,090	1,118,025
Houston TX Util Sys
Series 2011D
5.00%, 11/15/25-11/15/26	8,500	9,280,540
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,133,704
Lower Colorado River Auth TX
5.00%, 5/15/31 (Pre-refunded/ETM)	45	48,716
5.25%, 5/15/25 (Pre-refunded/ETM)	70	76,092
AMBAC
5.25%, 5/15/25	1,605	1,643,825
NPFGC
5.00%, 5/15/31 (Pre-refunded/ETM)	30	32,478
5.00%, 5/15/31	1,415	1,426,660
NPFGC Series 02A
5.00%, 5/15/31 (Pre-refunded/ETM)	10	10,826
AMBAC Series 03
5.25%, 5/15/25 (Pre-refunded/ETM)	125	135,879
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27	2,000	2,061,220

	Principal Amount (000)	U.S. $ Value
San Antonio TX Arpt Sys (San Antonio TX Intl Airport)
NPFGC-RE Series 02A
5.25%, 7/01/27	$5,250	$5,254,357
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28-9/01/33	2,250	2,146,315
Texas GO
Series 02A
5.50%, 8/01/41	9,470	9,516,213
Series 05
5.00%, 4/01/28	8,000	8,369,360
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,720	1,815,821
Texas Trnsp Comm
Series 07
5.00%, 4/01/23(a)	20,600	22,945,310
Univ of Texas
Series A
5.25%, 8/15/22	6,825	7,796,812

		136,392,634

Utah - 0.4%
Utah Hsg Corp. MFHR (Bluffs Apts)
Series 02A
5.60%, 7/20/30	1,480	1,493,202

Virginia - 2.1%
Fauquier Cnty VA IDA (Fauquier Hospital Obl Grp)
RADIAN Series 02
5.25%, 10/01/31	8,500	8,499,405

Washington - 8.0%
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/23	5,250	5,970,562
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,398,224
Series 2009
5.00%, 6/01/27	3,885	4,024,705
King Cnty WA Swr
AGM Series 02A
5.25%, 1/01/32	3,000	3,012,360
Twenty Fifth Ave Pptys WA (Univ Of WA Dorm 25th Ave)
NPFGC Series 02
5.25%, 6/01/33	9,750	9,753,900
Washington St GO
5.00%, 8/01/28	3,590	3,887,180

		32,046,931

	Principal Amount (000)	U.S. $ Value
Wisconsin - 5.5%
Wisconsin GO (Wisconsin SRF)
Series 03
5.00%, 11/01/26	$3,700	$3,687,975
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
NPFGC Series 02A
5.25%, 2/15/32	13,615	13,429,564
Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)
NPFGC Series A
5.60%, 5/01/33	4,840	4,844,791

		21,962,330

Total Investments - 170.4%
(cost $678,214,124)(d)		681,927,449
Other assets less liabilities - (9.9)%		(39,571,142)
Preferred Shares at liquidation value - (60.5)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (e)		$400,131,307

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$47,500	12/15/11	1.828%	SIFMA	*	$(404,729)
Merrill Lynch	3,000	7/30/26	4.090%	SIFMA	*	(533,257)
Merrill Lynch	6,500	8/9/26	4.063%	SIFMA	*	(1,089,456)
Merrill Lynch	7,100	11/15/26	4.378%	SIFMA	*	(1,497,825)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,623,324 and gross unrealized depreciation of investments was $(12,909,999), resulting in net unrealized appreciation of $3,713,325.
(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2011, the Fund held 74.7% of net assets in insured bonds (of this amount 14.3% represents the Fund’s holding in prerefunded or escrowed to maturity bonds). 24.0% of the Fund’s insured bonds were insured by NPFGC.

Glossary:

ACA	-	ACA Financial Guaranty Corporation

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal – National Income

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$681,927,449	$—	$681,927,449

Total Investments in Securities	—	681,927,449	—	681,927,449
Other Financial Instruments* :
Liabilities:
Interest Rate Swap Contracts	—	—	(3,525,267)	(3,525,267)

Total	$—	$681,927,449	$(3,525,267)	$678,402,182

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 10/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	(3,525,267)	(3,525,267)
Transfers out of Level 3	—	—

Balance as of 7/31/11	$(3,525,267)	$(3,525,267)

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011